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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: _____
     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S.A.C. Global Investors LLP
Address: St. Martins Court, 4th Floor
         10 Paternoster Row
         London, EC4M 7HP
         United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                      Stamford, Connecticut   May 16, 2011
-------------------------------------   ---------------------   ------------
[Signature]                                 [City, State]          [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         76*
Form 13F Information Table Value Total:   $559,504
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-13297               S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.


                                       -1-

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
          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4            COLUMN 5              COLUMN 6    COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- ----------------------------- -------------- -------- -------------------
                                                                                                                 VOTING AUTHORITY
           NAME OF           TITLE OF             VALUE        SH                        INVESTMENT     OTHER  -------------------
           ISSUER              CLASS    CUSIP   (X$1000) OR PRN AMOUNT SH/PRN PUT/CALL   DISCRETION   MANAGERS SOLE   SHARED  NONE
---------------------------- -------- --------- -------- ------------- ------ -------- -------------- -------- ---- --------- ----
AGNICO EAGLE MINES LTD       Common   008474108     869       13,100   SH              Shared-Defined     1            13,100
AGRIUM INC                   Common   008916108   1,246       13,500   SH              Shared-Defined     1            13,500
ALUMINA LTD                  Common   022205108     817       80,000   SH              Shared-Defined     1            80,000
AMGEN INC                    Common   031162100   7,483      140,000   SH              Shared-Defined     1           140,000
AMYLIN PHARMACEUTICALS INC   Option   032346908     569       50,000          Call     Shared-Defined     1            50,000
ANADARKO PETE CORP           Option   032511907   8,192      100,000          Call     Shared-Defined     1           100,000
ANADARKO PETE CORP           Common   032511107  15,122      184,600   SH              Shared-Defined     1           184,600
AVNET INC                    Common   053807103   1,023       30,000   SH              Shared-Defined     1            30,000
BARCLAYS BK PLC              Common   06740C261     440       15,000   SH              Shared-Defined     1            15,000
BARRICK GOLD CORP            Common   067901108   1,038       20,000   SH              Shared-Defined     1            20,000
BHP BILLITON PLC             Common   05545E209   4,378       55,000   SH              Shared-Defined     1            55,000
BP PLC                       Option   055622904  28,691      650,000          Call     Shared-Defined     1           650,000
CANADIAN PAC RY LTD          Common   13645T100   1,995       31,000   SH              Shared-Defined     1            31,000
CHEVRON CORP NEW             Option   166764950  32,229      300,000          Put      Shared-Defined     1           300,000
CITIGROUP INC                Common   172967101   2,652      600,000   SH              Shared-Defined     1           600,000
CLIFFS NATURAL RESOURCES INC Common   18683K101   2,791       28,400   SH              Shared-Defined     1            28,400
COPA HOLDINGS SA             Common   P31076105  12,043      228,087   SH              Shared-Defined     1           228,087
DOW CHEM CO                  Common   260543103     755       20,000   SH              Shared-Defined     1            20,000
EASTMAN CHEM CO              Common   277432100   1,341       13,500   SH              Shared-Defined     1            13,500
ELDORADO GOLD CORP NEW       Common   284902103   2,990      183,900   SH              Shared-Defined     1           183,900
EMERSON ELEC CO              Common   291011104   2,226       38,100   SH              Shared-Defined     1            38,100
ENSCO PLC                    Common   29358Q109   8,155      141,000   SH              Shared-Defined     1           141,000
EQUINIX INC                  Common   29444U502   2,697       29,600   SH              Shared-Defined     1            29,600
EXTORRE GOLD MINES LTD       Common   30227B109     297       50,000   SH              Shared-Defined     1            50,000
EXXON MOBIL CORP             Common   30231G102   2,019       24,000   SH              Shared-Defined     1            24,000
FORD MTR CO DEL              Common   345370860   1,864      125,000   SH              Shared-Defined     1           125,000
FUSHI COPPERWELD INC         Common   36113E107     260       32,358   SH              Shared-Defined     1            32,358
GAFISA S A                   Common   362607301     167       13,000   SH              Shared-Defined     1            13,000
GOLDCORP INC NEW             Common   380956409   7,100      142,575   SH              Shared-Defined     1           142,575
GRACO INC                    Common   384109104   1,137       25,000   SH              Shared-Defined     1            25,000
HALLIBURTON CO               Option   406216951  19,936      400,000          Put      Shared-Defined     1           400,000
INGERSOLL-RAND PLC           Common   G47791101     966       20,000   SH              Shared-Defined     1            20,000
INSPIRE PHARMACEUTICALS INC  Common   457733103     594      150,000   SH              Shared-Defined     1           150,000
INTERMUNE INC                Option   45884X903   7,079      150,000          Call     Shared-Defined     1           150,000
INTERMUNE INC                Common   45884X103   9,438      200,000   SH              Shared-Defined     1           200,000
ITAU UNIBANCO HLDG SA        Common   465562106     277       11,500   SH              Shared-Defined     1            11,500
KEEGAN RES INC               Common   487275109     353       40,472   SH              Shared-Defined     1            40,472
KINROSS GOLD CORP            Common   496902404  18,657    1,184,600   SH              Shared-Defined     1         1,184,600
LYONDELLBASELL INDUSTRIES N  Common   N53745100     198        5,000   SH              Shared-Defined     1             5,000
MARATHON OIL CORP            Option   565849956  26,655      500,000          Put      Shared-Defined     1           500,000
MARKET VECTORS ETF TR        Common   57060U100   5,015       83,500   SH              Shared-Defined     1            83,500
MARKET VECTORS ETF TR        Option   57060U956  18,452      470,000          Put      Shared-Defined     1           470,000
MINEFINDERS LTD              Common   602900102     330       25,000   SH              Shared-Defined     1            25,000
MURPHY OIL CORP              Common   626717102  10,646      145,000   SH              Shared-Defined     1           145,000
NEWFIELD EXPL CO             Option   651290908  11,402      150,000          Call     Shared-Defined     1           150,000
NEWMONT MINING CORP          Common   651639106   2,019       37,000   SH              Shared-Defined     1            37,000
NEXEN INC                    Option   65334H952   7,476      300,000          Put      Shared-Defined     1           300,000

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
NORTHGATE MINERALS CORP      Common   666416102     340      125,000   SH              Shared-Defined     1           125,000
NPS PHARMACEUTICALS INC      Common   62936P103   2,201      230,000   SH              Shared-Defined     1           230,000
OCCIDENTAL PETE CORP DEL     Option   674599955  26,123      250,000          Put      Shared-Defined     1           250,000
OWENS CORNING NEW            Common   690742101   1,332       37,000   SH              Shared-Defined     1            37,000
PETROLEO BRASILEIRO SA PETRO Common   71654V408   3,032       75,000   SH              Shared-Defined     1            75,000
PRECISION CASTPARTS CORP     Common   740189105   1,177        8,000   SH              Shared-Defined     1             8,000
PRIDE INTL INC DEL           Common   74153Q102   8,848      206,000   SH              Shared-Defined     1           206,000
RANDGOLD RES LTD             Common   752344309   3,384       41,500   SH              Shared-Defined     1            41,500
RIO TINTO PLC                Common   767204100   2,134       30,000   SH              Shared-Defined     1            30,000
ROCKWOOD HLDGS INC           Common   774415103     984       20,000   SH              Shared-Defined     1            20,000
SEAGATE TECHNOLOGY PLC       Common   G7945M107     567       39,382   SH              Shared-Defined     1            39,382
SELECT SECTOR SPDR TR        Option   81369Y956  11,173      140,000          Put      Shared-Defined     1           140,000
SILVER STD RES INC           Common   82823L106   1,412       45,000   SH              Shared-Defined     1            45,000
SPDR S&P 500 ETF TR          Common   78462F103   3,452       26,050   SH              Shared-Defined     1            26,050
SPDR S&P 500 ETF TR          Option   78462F953  90,769      685,000          Put      Shared-Defined     1           685,000
SPDR SERIES TRUST            Option   78464A955   4,085       55,000          Put      Shared-Defined     1            55,000
STEEL DYNAMICS INC           Common   858119100   2,127      113,300   SH              Shared-Defined     1           113,300
SUNTRUST BKS INC             Common   867914103     288       10,000   SH              Shared-Defined     1            10,000
TERNIUM SA                   Common   880890108  37,067    1,031,350   SH              Shared-Defined     1         1,031,350
TRINA SOLAR LIMITED          Common   89628E104   7,335      243,526   SH              Shared-Defined     1           243,526
VALE S A                     Common   91912E105     534       16,000   SH              Shared-Defined     1            16,000
VERTEX PHARMACEUTICALS INC   Common   92532F100   7,085      147,810   SH              Shared-Defined     1           147,810
VIMPELCOM LTD                Option   92719A906   9,884      700,000          Call     Shared-Defined     1           700,000
VIMPELCOM LTD                Common   92719A106  24,154    1,710,600   SH              Shared-Defined     1         1,710,600
VIVO PARTICIPACOES S A       Common   92855S200   6,219      154,000   SH              Shared-Defined     1           154,000
WEATHERFORD INTERNATIONAL LT Option   H27013903   6,780      300,000          Call     Shared-Defined     1           300,000
XL GROUP PLC                 Common   G98290102   2,460      100,000   SH              Shared-Defined     1           100,000
YAMANA GOLD INC              Common   98462Y100   1,477      120,000   SH              Shared-Defined     1           120,000
YPF SOCIEDAD ANONIMA         Common   984245100   1,002       22,500   SH              Shared-Defined     1            22,500
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